Income Taxes - Net Loss Before Provision for (Benefit from) Income Taxes (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Loss Before the Provision for (Benefit from) Income Taxes [Abstract]
Domestic					$ (743,667)	$ (558,047)	$ (35,016)
Foreign					(534)	0	0
Loss before provision for (benefit from) income taxes	$ (242,734)	$ (282,870)	$ (511,339)	$ (396,719)	$ (744,201)	$ (558,047)	$ (35,016)